Condensed consolidated statements of financial position (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Statement of financial position [abstract]
Receivables due from related parties	$ 564	$ 677
Current payables to related parties	$ 384	$ 366